U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549


                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2

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     1.   Name and address of issuer:

          UAM Funds Trust
          One International Place
          Boston, Massachusetts 02110
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     2.   Name of each series or class of funds for which this notice  is filed:

          FPA Crescent Portfolio Institutional Class Shares
          FPA Crescent Portfolio Institutional Service Class Shares
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     3.   Investment Company Act File Number:  811-8544

          Securities Act File Number:  33-79858
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     4.   Last day of fiscal year for which this notice is filed:

          March 31, 1997
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     5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:


                                                       [   ]
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     6.   Date  of  termination of issuer's declaration under  rule  24f-
          2(a)(1), if applicable (see Instruction A.6):

          None
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     7.   Number  and  amount of securities of the same class  or  series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          None
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     8.   Number  and amount of securities registered during  the  fiscal year other than pursuant to rule 24f-2:

          None
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     9.   Number  and aggregate sale price of securities sold during  the fiscal year:

          The number and aggregate sale price of securities sold during the fiscal year were 3,065,530 and $40,879,977, respectively.
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    10.   Number  and aggregate sale price of securities sold during  the fiscal year in reliance upon registration pursuant to rule 24f-2:

          The number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2 were 3,065,530 and $40,879,977, respectively.
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     11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

          The number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans were 247,300 and $3,165,120, respectively.
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     12.  Calculation of registration fee:
          (i)   Aggregate sale price  of
                securities sold during the fiscal
                year in reliance on rule 24f-2
                (from Item 10):                      $         40,879,977
                                                     ---------------------

          (ii)  Aggregate price of shares
                issued in connection with
                dividend  reinvestment plans
                (from Item 11, if applicable):       +          3,165,120
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          (iii) Aggregate price of shares
                redeemed or repurchased during
                the fiscal year (if applicable):     -          2,293,356
                                                     ---------------------

          (iv)  Aggregate price of shares
                redeemed or repurchased and
                previously applied as a
                reduction to filing fees
                pursuant to rule 24e-2
                (if applicable):                      +                 0
                                                      --------------------

          (v)   Net aggregate price of
                securities sold and issued
                during the fiscal year in
                reliance on rule 24f-2
                [line (i), plus line (ii)
                less line (iii), plus line
                (iv))] (if applicable):               $        41,751,741
                                                      --------------------

          (vi)  Multiplier  prescribed by
                Section 6(b) of the Securities
                Act of 1933 or other applicable
                law or regulation (see
                Instruction c.6):                     x         1/33 of 1%
                                                      --------------------

          (vii) Fee due [line (i) or line
                (v) multiplied by line (vi)]:         $         12,652.04
                                                      ====================


Instruction: Issuers should complete line  (ii),  (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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     13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17CFR 202.3a).

                                                       [ X ]

          Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: May 28, 1997

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                                SIGNATURES

          This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

          By (Signature and Title)* /s/  Karl O. Hartmann
                                   -----------------------------------------
                                    Karl O. Hartmann, Assistant Secretary

Date  May 28, 1997
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* Please print the name and title of the signing officer below the signature.

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